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APPENDIX I                          UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 24F-2
                           ANNUAL NOTICE OF SECURITIES SOLD
                                PURSUANT TO RULE 24f-2

                Read instructions at end of Form before preparing Form

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 1.   Name and address of issuer:      Rydex Series Trust
                                       6116 Executive Boulevard
                                       Suite 400
                                       Rockville, MD  20852

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 2.   The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /X/

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 3.   Investment Company Act File Number:  811-7584


      Securities Act File Number:  33-59692

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 4(a).Last day of fiscal year for which this Form is filed:  March 31, 1998

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 4(b)./ / Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


 Note: If the Form is being filed late, interest must be paid on the registration fee due.

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 4(c)./ / Check box if this last time the issuer will be filing this Form.


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 5.    Calculation of registration fee:

       (i)   Aggregate sale price of securities sold
             during the fiscal year pursuant to
             section 24(f):                                     $27,153,339,139
                                                                 ---------------

       (ii)  Aggregate price of securities redeemed or
             repurchased during the fiscal year:                $26,543,827,505
                                                                 ---------------

       (iii) Aggregate price of securities redeemed or
             repurchased during any PRIOR fiscal year ending no
             Earlier than October 11, 1995 that were not
             previously used to reduce registration fees payable
             to the Commission:                                 $0
                                                                 ---------------

       (iv)  Total available redemption credits [add
             Items 5(ii) and 5(iii):                           -$26,543,827,505
                                                                 ---------------

       (v)   Net Sales -- if item 5(i) is greater than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:              $609,511,634
                                                                 ---------------

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       (vi) Redemption credits available for use in future years   $0
            --if Item 5(i) is less than Item 5(iv) [subtract Item   ----------
            5(iv) from Item 5(i)]
      ------------------------------------------------------------------------

       (vii) Multiplier for determining registration
             fee (See Instruction C.9):                        x$.000295
                                                                 ---------------

       (viii)Registration fee due [multiply Item 5(v) by Item
             5(vii)] (enter "0" if no fee is due):             =$179,805.93
                                                                 ---------------

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 6.    Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
       here:  0   .  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
       the issuer in future fiscal years, then state that number here:  0   .

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 7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                               +$0
                                                                 ---------------

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 8.    Total of the amount of the registration fee due plus any interest due
       [line 5(viii) plus line 7]:

                                                               =$179,805.93
                                                                 ---------------

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 9.    Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository:  June 25, 1998

       Method of Delivery:

       /X/      Wire Transfer
       / /      Mail or other means

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                                      SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/ Carl G. Verboncoeur,
                                   Vice President of Operations
                                   and Chief Financial Officer
                              ---------------------------------------
                                   Carl G. Verboncoeur,
                                   Vice President of Operations
                                   and Chief Financial Officer


Date June 25, 1998
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      *Please print the name and title of the signing officer below the signature.